Annual Operating Expenses {- Fidelity ZERO Large Cap Index Fund} - 10.31 Fidelity ZERO Extended Market Index Fund and Fidelity ZERO Large Cap Index Fund Combo Pro-07 - Fidelity ZERO Large Cap Index Fund - Fidelity ZERO Large Cap Index Fund
Dec. 30, 2022
Operating Expenses:
Management fee	none
Distribution and/or Service (12b-1) fees	none
Other expenses	none
Total annual operating expenses	none